Principal Accounting Policies - Sales and marketing expenses (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	$ 54.8	¥ 376.7	¥ 329.7	¥ 160.1
Total advertising and promotion expenses from advertising-for-advertising barter transactions	$ 0.6	¥ 4.3